                             SUNAMERICA SERIES TRUST
                 Supplement to the Prospectus dated May 1, 2006

       This supplement supersedes the supplement dated December 19, 2006.


MFS MID-CAP GROWTH PORTFOLIO. On December 13, 2006, the Board approved the following changes to the MFS Mid-Cap Growth Portfolio: (1) the termination of Massachusetts Financial Services Company and the engagement of J.P. Morgan Investment Management, Inc., as the Portfolio's new subadviser, and (2) an increase to the advisory fees paid to AIG SAAMCo. These changes will be submitted to a vote of the shareholders of the Portfolio. If the changes are approved, the MFS Mid-Cap Growth Portfolio will change its name to the Mid-Cap Growth Portfolio.

The shareholders of the MFS MID-CAP GROWTH PORTFOLIO, as of January 19, 2007, will be entitled to vote on the above changes at a special meeting of shareholders to be held on or about March 30, 2007. If approved by shareholders, the new subadviser would begin managing the Portfolio on or about May 1, 2007. Before the meeting, shareholders of the Portfolio will receive a proxy statement containing information about the proposed subadviser, the increase to AIG SAAMCo's advisory fees with respect to MFS Mid-Cap Growth Portfolio, factors that the Board considered in making its determinations, and other information regarding changes to the Portfolio's name, principal investment objective and principal investment strategies.

TECHNOLOGY PORTFOLIO. On December 13, 2006, the Board approved the termination of Morgan Stanley Investment Management, Inc. d/b/a Van Kampen as the Portfolio's subadviser and approved the engagement of Columbia Management Advisers, Inc. ("Columbia") as its replacement. The change of subadviser will become effective on or about May 1, 2007. The Board approved the engagement of Columbia without a shareholder vote pursuant to an exemptive order granted by the SEC. The Trust will mail an information statement to all shareholders of record as of May 1, 2007, discussing Columbia, factors that the Board considered in making its determinations, and other information about the Portfolio.


DATE: JANUARY 22, 2007

Versions: Class 2, Version G; and Class 3, Version II

                             SUNAMERICA SERIES TRUST
                 Supplement to the Prospectus dated May 1, 2006

       This supplement supersedes the supplement dated December 19, 2006.


FEDERATED AMERICAN LEADERS PORTFOLIO. On December 13, 2006, the Board approved the following changes to the Portfolio: (1) the termination of Federated Equity Management Company of Pennsylvania and the engagement of OppenheimerFunds, Inc. as the Portfolio's new subadviser, and (2) an increase to the advisory fees paid to AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"). These changes will be submitted to a vote of the shareholders of the Portfolio. If the changes are approved, the Portfolio will change its name to the Equity Opportunities Portfolio.

MFS MID-CAP GROWTH PORTFOLIO. On December 13, 2006, the Board approved the following changes to the MFS Mid-Cap Growth Portfolio: (1) the termination of Massachusetts Financial Services Company and the engagement of J.P. Morgan Investment Management, Inc., as the Portfolio's new subadviser, and (2) an increase to the advisory fees paid to AIG SAAMCo. These changes will be submitted to a vote of the shareholders of the Portfolio. If the changes are approved, the MFS Mid-Cap Growth Portfolio will change its name to the Mid-Cap Growth Portfolio.

The shareholders of the FEDERATED AMERICAN LEADERS PORTFOLIO and MFS MID-CAP GROWTH PORTFOLIO, as of January 19, 2007, will be entitled to vote on the above changes at a special meeting of shareholders to be held on or about March 30, 2007. If approved by shareholders, the new subadvisers would begin managing the Portfolios on or about May 1, 2007. Before the meeting, shareholders of the Portfolios will receive a proxy statement containing information about the proposed subadvisers, the increase to AIG SAAMCo's advisory fees with respect to Federated American Leaders and MFS Mid-Cap Growth Portfolios, factors that the Board considered in making its determinations, and other information regarding changes to the Portfolios' name, principal investment objective and principal investment strategies.


DATE: JANUARY 22, 2007

Versions: Class 1 & 3 , Version C1

                             SUNAMERICA SERIES TRUST
                 Supplement to the Prospectus dated May 1, 2006

       This supplement supersedes the supplement dated December 19, 2006.


PUTNAM GROWTH: VOYAGER PORTFOLIO. On January 19, 2007, the Board approved the termination of Putnam Investment Management, Inc. and the engagement of Wells Capital Management Incorporated as its replacement. The change of subadviser will be submitted to a vote of the shareholders of the Portfolio. If the change is approved, the Portfolio will change its name to the Fundamental Growth Portfolio.

FEDERATED AMERICAN LEADERS PORTFOLIO. On December 13, 2006, the Board approved the following changes to the Portfolio: (1) the termination of Federated Equity Management Company of Pennsylvania ("Federated") and the engagement of OppenheimerFunds, Inc. as the Portfolio's new subadviser, and (2) an increase to the advisory fees paid to AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"). These changes will be submitted to a vote of the shareholders of the Portfolio. If the changes are approved, the Portfolio will change its name to the Equity Opportunities Portfolio.

The shareholders of the FEDERATED AMERICAN LEADERS PORTFOLIO and PUTNAM GROWTH:
VOYAGER PORTFOLIO, as of January 19, 2007, will be entitled to vote on the above changes at a special meeting of shareholders to be held on or about March 30, 2007. If approved by shareholders, the new subadvisers would begin managing the Portfolios on or about May 1, 2007. Before the meeting, shareholders of the Portfolios will receive a proxy statement containing information about the proposed subadvisers, the increase to AIG SAAMCo's advisory fees with respect to Federated American Leaders Portfolio, factors that the Board considered in making its determinations, and other information regarding changes to the Portfolios' name, principal investment objective and principal investment strategies.

TELECOM UTILITY PORTFOLIO. On December 13, 2006, the Board approved the termination of Federated as the Portfolio's subadviser and approved the engagement of Massachusetts Financial Services Company ("MFS") as its replacement. The change of subadviser will become effective on or about May 1, 2007. The Board approved the engagement of MFS without a shareholder vote pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission ("SEC"). The Trust will mail an information statement to all shareholders of record as of May 1, 2007, discussing MFS, factors that the Board considered in making its determinations, and other information about the Portfolio.


DATE: JANUARY 22, 2007

Versions: Class 1, Version A

                             SUNAMERICA SERIES TRUST
                 Supplement to the Prospectus dated May 1, 2006

       This supplement supersedes the supplement dated December 19, 2006.


GOLDMAN SACHS RESEARCH PORTFOLIO. On January 19, 2007, the Board of Trustees (the "Board") of SunAmerica Series Trust (the "Trust") approved the termination of Goldman Sachs Asset Management, L.P. ("GSAM") as the Portfolio's subadviser and the engagement of OppenheimerFunds, Inc. ("Oppenheimer") as GSAM's replacement. The change of subadviser will be submitted to a vote of the shareholders of the Portfolio. If the change is approved, the Portfolio will change its name to the Capital Growth Portfolio.

PUTNAM GROWTH: VOYAGER PORTFOLIO. On January 19, 2007, the Board approved the termination of Putnam Investment Management, Inc. and the engagement of Wells Capital Management Incorporated as its replacement. The change of subadviser will be submitted to a vote of the shareholders of the Portfolio. If the change is approved, the Portfolio will change its name to the Fundamental Growth Portfolio.

FEDERATED AMERICAN LEADERS PORTFOLIO. On December 13, 2006, the Board approved the following changes to the Portfolio: (1) the termination of Federated Equity Management Company of Pennsylvania ("Federated") and the engagement of Oppenheimer as the Portfolio's new subadviser, and (2) an increase to the advisory fees paid to AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"). These changes will be submitted to a vote of the shareholders of the Portfolio. If the changes are approved, the Portfolio will change its name to the Equity Opportunities Portfolio.

MFS MID-CAP GROWTH PORTFOLIO. On December 13, 2006, the Board approved the following changes to the MFS Mid-Cap Growth Portfolio: (1) the termination of Massachusetts Financial Services Company ("MFS") and the engagement of J.P. Morgan Investment Management, Inc., as the Portfolio's new subadviser, and (2) an increase to the advisory fees paid to AIG SAAMCo. These changes will be submitted to a vote of the shareholders of the Portfolio. If the changes are approved, the MFS Mid-Cap Growth Portfolio will change its name to the Mid-Cap Growth Portfolio.

The shareholders of the FEDERATED AMERICAN LEADERS PORTFOLIO, GOLDMAN SACHS RESEARCH PORTFOLIO, MFS MID-CAP GROWTH PORTFOLIO and PUTNAM GROWTH: VOYAGER PORTFOLIO, as of January 19, 2007, will be entitled to vote on the above changes at a special meeting of shareholders to be held on or about March 30, 2007. If approved by shareholders, the new subadvisers would begin managing the Portfolios on or about May 1, 2007. Before the meeting, shareholders of the Portfolios will receive a proxy statement containing information about the proposed subadvisers, the increase to AIG SAAMCo's advisory fees with respect to Federated American Leaders and MFS Mid-Cap Growth Portfolios, factors that the Board considered in making its determinations, and other information regarding changes to the Portfolios' name, principal investment objective and principal investment strategies.

TELECOM UTILITY PORTFOLIO. On December 13, 2006, the Board approved the termination of Federated as the Portfolio's subadviser and approved the engagement of MFS as its replacement. The change of subadviser will become effective on or about May 1, 2007. The Board approved the engagement of MFS without a shareholder vote pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission ("SEC"). The Trust will mail an information statement to all shareholders of record as of May 1, 2007, discussing MFS, factors that the Board considered in making its determinations, and other information about the Portfolio.

TECHNOLOGY PORTFOLIO. On December 13, 2006, the Board approved the termination of Morgan Stanley Investment Management, Inc. d/b/a Van Kampen as the Portfolio's subadviser and approved the engagement of Columbia Management Advisers, Inc. ("Columbia") as its replacement. The change of subadviser will become effective on or about May 1, 2007. The Board approved the engagement of Columbia without a shareholder vote pursuant to an exemptive order granted by the SEC. The Trust will mail an information statement to all shareholders of record as of May 1, 2007, discussing Columbia, factors that the Board considered in making its determinations, and other information about the Portfolio.


DATE: JANUARY 22, 2007

Versions: Class 1, Version B; Combined Master; and Combined Version 1

                             SUNAMERICA SERIES TRUST
                 Supplement to the Prospectus dated May 1, 2006

       This supplement supersedes the supplement dated December 19, 2006.


PUTNAM GROWTH: VOYAGER PORTFOLIO. On January 19, 2007, the Board approved the termination of Putnam Investment Management, Inc. and the engagement of Wells Capital Management Incorporated as its replacement. The change of subadviser will be submitted to a vote of the shareholders of the Portfolio. If the change is approved, the Portfolio will change its name to the Fundamental Growth Portfolio.

MFS MID-CAP GROWTH PORTFOLIO. On December 13, 2006, the Board approved the following changes to the MFS Mid-Cap Growth Portfolio: (1) the termination of Massachusetts Financial Services Company and the engagement of J.P. Morgan Investment Management, Inc., as the Portfolio's new subadviser, and (2) an increase to the advisory fees paid to AIG SAAMCo. These changes will be submitted to a vote of the shareholders of the Portfolio. If the changes are approved, the MFS Mid-Cap Growth Portfolio will change its name to the Mid-Cap Growth Portfolio.

The shareholders of the MFS MID-CAP GROWTH PORTFOLIO and PUTNAM GROWTH: VOYAGER PORTFOLIO, as of January 19, 2007, will be entitled to vote on the above changes at a special meeting of shareholders to be held on or about March 30, 2007. If approved by shareholders, the new subadvisers would begin managing the Portfolios on or about May 1, 2007. Before the meeting, shareholders of the Portfolios will receive a proxy statement containing information about the proposed subadvisers, the increase to AIG SAAMCo's advisory fees with respect to MFS Mid-Cap Growth Portfolio, factors that the Board considered in making its determinations, and other information regarding changes to the Portfolios' name, principal investment objective and principal investment strategies.


DATE: JANUARY 22, 2007

Versions: Class 1, Version D